Average Annual Total Returns{- Fidelity Latin America Fund} - 10.31 Fidelity Latin America Fund - AMCIZ PRO-12 - Fidelity Latin America Fund	Fidelity Advisor Latin America Fund: Class A Return Before Taxes Past 1 year	Fidelity Advisor Latin America Fund: Class A Return Before Taxes Past 5 years	Fidelity Advisor Latin America Fund: Class A Return Before Taxes Since Inception		Fidelity Advisor Latin America Fund: Class A Return Before Taxes Inception Date	Fidelity Advisor Latin America Fund: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Latin America Fund: Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Latin America Fund: Class A After Taxes on Distributions Since Inception		Fidelity Advisor Latin America Fund: Class A After Taxes on Distributions Inception Date	Fidelity Advisor Latin America Fund: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Latin America Fund: Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Latin America Fund: Class A After Taxes on Distributions and Sales Since Inception		Fidelity Advisor Latin America Fund: Class A After Taxes on Distributions and Sales Inception Date	Fidelity Advisor Latin America Fund: Class M Return Before Taxes Past 1 year	Fidelity Advisor Latin America Fund: Class M Return Before Taxes Past 5 years	Fidelity Advisor Latin America Fund: Class M Return Before Taxes Since Inception		Fidelity Advisor Latin America Fund: Class M Return Before Taxes Inception Date	Fidelity Advisor Latin America Fund: Class C Return Before Taxes Past 1 year	Fidelity Advisor Latin America Fund: Class C Return Before Taxes Past 5 years	Fidelity Advisor Latin America Fund: Class C Return Before Taxes Since Inception		Fidelity Advisor Latin America Fund: Class C Return Before Taxes Inception Date	Fidelity Advisor Latin America Fund: Class I Return Before Taxes Past 1 year	Fidelity Advisor Latin America Fund: Class I Return Before Taxes Past 5 years	Fidelity Advisor Latin America Fund: Class I Return Before Taxes Since Inception		Fidelity Advisor Latin America Fund: Class I Return Before Taxes Inception Date	Fidelity Advisor Latin America Fund: Class Z Return Before Taxes Past 1 year	Fidelity Advisor Latin America Fund: Class Z Return Before Taxes Past 5 years	Fidelity Advisor Latin America Fund: Class Z Return Before Taxes Since Inception		Fidelity Advisor Latin America Fund: Class Z Return Before Taxes Inception Date	IXYE1 Past 1 year	IXYE1 Past 5 years	IXYE1 Since Inception
Total	32.13%	5.08%	(1.91%)	[1]	Sep. 28, 2010	31.29%	4.58%	(2.94%)	[1]	Sep. 28, 2010	19.27%	3.81%	(1.35%)	[1]	Sep. 28, 2010	34.85%	5.28%	(1.93%)	[1]	Sep. 28, 2010	38.09%	5.53%	(2.02%)	[1]	Sep. 28, 2010	40.67%	6.70%	(0.95%)	[1]	Sep. 28, 2010	40.82%		33.62%	[1]	Oct. 02, 2018	17.67%	4.38%	(1.19%)	[1]

[1]	(a)From September 28, 2010 for Class A, Class M, Class C, and Class I; and October 2, 2018 for Class Z.